Acquisition of e.l.f. Cosmetics, Inc. and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the consideration paid and the fair values of the assets acquired and liabilities assumed at the Acquisition Date (in thousands):

Amount
Tangible assets acquired	$51,755
Intangible asset—customer relationships, retailers	68,800
Intangible asset—customer relationships, e-commerce	3,800
Intangible asset—trademark	63,800
Intangible asset—favorable leases	580
Goodwill	157,264
Liabilities assumed	(74,990)
Fair value of total purchase consideration	$271,009

Unaudited Pro Forma Financial Information

The unaudited pro forma financial information should not be relied upon as necessarily being indicative of the historical results that would have been obtained if the Acquisition had actually occurred on that date or the results that will be obtained in the future.

Year ended
December 31, 2014
Net sales	$144,944
Net loss	(9,778)